Investments Accounted for Using the Equity Method - Summary of Investments in Associates Accounted for Using the Equity Method (Detail) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2017 USD ($)
Disclosure of associates and joint ventures [line items]
Investments in associates		$ 48,267,237	$ 49,154,140	$ 1,628,449
Siliconware Precision Industries Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Main Business		Engaged in assembly, testing and turnkey services of integrated circuits
Operating Location		ROC
Percentages of ownership held by the Group		33.29%	33.29%
Deca Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Main Business		Holding company and the group engaged in manufacturing, development and marketing of wafer level packaging and interconnect technology
Operating Location		British Cayman Islands
Investments in associates			$ 1,813,677
Percentages of ownership held by the Group	22.07%	22.04%	22.07%
Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Main Business		Engaged in the development, construction and leasing of real estate properties
Operating Location		ROC
Percentages of ownership held by the Group		26.22%	26.22%
Hung Ching Kwan Co. [member]
Disclosure of associates and joint ventures [line items]
Main Business		Engaged in the leasing of real estate properties
Operating Location		ROC
Percentages of ownership held by the Group		27.31%	27.31%
Advanced Microelectronic Products Inc. [member]
Disclosure of associates and joint ventures [line items]
Main Business		Engaged in integrated circuit
Operating Location		ROC
Investments in associates			$ 264,434
Percentages of ownership held by the Group		38.76%	38.76%
Cost [member]
Disclosure of associates and joint ventures [line items]
Investments in associates		$ 48,567,386	$ 49,454,289	1,638,576
Cost [member] | Siliconware Precision Industries Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates		45,210,371	45,898,225	1,525,316
Cost [member] | Deca Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates		1,583,124	1,813,677	53,412
Cost [member] | Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates		1,248,711	1,156,833	42,129
Cost [member] | Hung Ching Kwan Co. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates		309,630	321,120	10,447
Cost [member] | Advanced Microelectronic Products Inc. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates		215,550	264,434	7,272
Deferred gain on transfer of land [member]
Disclosure of associates and joint ventures [line items]
Investments in associates		$ 300,149	$ 300,149	$ 10,127